Trade and Other Receivables	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables [Abstract]
Trade and other receivables

NOTE 13: Trade and other receivables

Trade receivables

Thousands of $ For the years ended December 31	2024	2023
Trade receivables	14,440	11,088
Total trade receivables	14,440	11,088

Trade receivables mainly consist of claims due from our patients’ insurance companies related to our diagnostic tests.

Considering the Company’s revenue recognition methodology further described in Note 2.7, total accounts receivable balance could be presented in relation with the claim date of each sample as follows:

A/R by claim date	Months
Thousands of $ For the year ended December 31, 2024	1-3 months	4-6 months	7-12 months	Not due	Total
Confirm mdx	2,999	1,162	771	-	4,932
GPS	3,265	1,090	1,004	-	5,359
Select mdx	255	125	93	-	473
Resolve mdx	1,546	1,009	707	-	3,262
Other	239	68		107	414
Total Trade Receivables	8,304	3,454	2,575	107	14,440

A/R by claim date	Months
Thousands of $ For the year ended December 31, 2023	1-3 months	4-6 months	7-12 months	Not due	Total
Confirm mdx	2,225	876	639	-	3,740
GPS	3,237	783	508	-	4,528
Select mdx	291	101	128	(8)	512
Resolve mdx	1,278	629	401	-	2,308
Total Trade Receivables	7,031	2,389	1,676	(8)	11,088

Prepaid expenses and other current assets

Thousands of $ For the years ended December 31	2024	2023
Prepayments	1,561	1,585
Deposits	135	110
Recoverable VAT	92	183
Other	-	36
Total prepaid expenses and other current assets	1,788	1,914

Prepaid expenses mainly consist of prepaid insurance premiums and prepaid maintenance contracts.

All financial assets carried at amortized cost are shown net of expected credit losses which are not deemed material.